Share-based Payments - Schedule of Terms and Conditions of Grants Under Option Plans (Detail) - 2011 and 2013 Option Plans [member] Options in Thousands	Dec. 31, 2018 USD ($) Options	Dec. 31, 2017 Options	Dec. 31, 2016 Options	Dec. 31, 2015 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	263	330	865	1,264
Exercisable	183	228	689
Senior employees [member] | Grant date 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	$ 13.00
Outstanding	36
Exercisable	36
Senior employees [member] | Grant date 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	$ 20.50
Outstanding	1
Exercisable	1
Senior employees [member] | Grant date 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	3
Exercisable	3
Senior employees [member] | Grant date 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	$ 17.50
Outstanding	76
Exercisable	76
Senior employees [member] | Grant date 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	42
Exercisable	36
Senior employees [member] | Grant date 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	45
Exercisable	23
Senior employees [member] | Grant date 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	22
Exercisable	8
Senior employees [member] | Grant date 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	$ 55.90
Outstanding	38
Bottom of range [member] | Senior employees [member] | Grant date 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	$ 10.00
Bottom of range [member] | Senior employees [member] | Grant date 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	24.60
Bottom of range [member] | Senior employees [member] | Grant date 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	27.14
Bottom of range [member] | Senior employees [member] | Grant date 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	35.60
Top of range [member] | Senior employees [member] | Grant date 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	15.00
Top of range [member] | Senior employees [member] | Grant date 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	27.26
Top of range [member] | Senior employees [member] | Grant date 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	34.00
Top of range [member] | Senior employees [member] | Grant date 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	$ 45.84